SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price

Outstanding, beginning of the year	6,923,000	$3.74	5,987,800	$3.96
Granted	2,490,000	$2.22	1,759,000	$3.22
Exercised	(2,452,000)	$3.71	(170,000)	$2.65
Expired and forfeited	(982,700)	$2.73	(653,800)	$4.58
Outstanding, end of the year	5,978,300	$3.29	6,923,000	$3.74

Options exercisable at the end of the year	4,174,700	$3.67	5,614,300	$3.84

Disclosure of range of exercise prices of outstanding share options [Table Text Block]

Expressed in Canadian dollars
	Options Outstanding			Options exercisable

	Number	Weighted Average	Weighted Average	Number Exercisable	Weighted Average
	Outstanding	Remaining
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2020	(Number of Years)	Price	December 31, 2020	Price

$2.00 - $2.99	2,090,600	4.2	$2.15	657,600	$2.16
$3.00 - $3.99	1,896,200	2.9	$3.44	1,573,600	$3.49
$4.00 - $4.99	1,931,500	0.9	$4.31	1,931,500	$4.31
$5.00 - $5.99	60,000	4.7	$5.60	12,000	$5.60
	5,978,300	2.7	$3.29	4,174,700	$3.67

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year Ended December 31, 2020	Year Ended December 31, 2019
Weighted-average fair value of option in CAN$	$1.02	$1.57
Risk-free interest rate	1.08%	1.75%
Expected dividend yield	0%	0%
Expected stock price volatility	61%	64%
Expected option life in years	3.82	3.83

Disclosure of performance share units plan [Table Text Block]
	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
	Number of units	Number of units

Outstanding, beginning of year	1,219,000	616,000
Granted	882,000	603,000
Cancelled	(296,000)	—
Outstanding, end of period	1,805,000	1,219,000

Disclosure of deferred share units [Table Text Block]
Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Number of units	Weighted Average Grant Price	Number of units	Weighted Average Grant Price

Outstanding, beginning of year	889,385	$3.36	652,276	$3.48
Granted	376,814	$2.16	237,109	$3.02
Redeemed	—	—	—	—
Outstanding, end of period	1,266,199	$3.00	889,385	$3.36

Fair value at period end	1,266,199	$6.43	889,385	$3.13

Disclosure of share appreciation rights [Table Text Block]
	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Number of units	Weighted Average Grant Price	Number of units	Weighted Average Grant Price
Outstanding, beginning of year	312,000	$3.30	694,000	$3.99
Exercised	—	—	—	$—
Cancelled	(312,000)	$3.30	(382,000)	$4.55
Outstanding, end of period	-	$0.00	312,000	$3.30

Exercisable at the end of the period	-	$0.00	312,000	$3.30

Disclosure of detailed information about diluted earnings per share [Table Text Block]

	Year Ended
	December 31,	December 31,
	2020	2019

Net earnings (loss)	$1,159	$(48,066)
Basic weighted average number of shares outstanding	150,901,598	135,367,129
Effect of dilutive securities:
Stock options	1,333,116	—
Performance share units	1,805,000	—
Diluted weighted average number of share outstanding	154,039,714	135,367,129

Diluted earnings (loss) per share	$0.01	$(0.36)